Business Combination - Summary of Proforma Information (Details) - PRC Subsidiary - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Pro forma revenue	¥ 1,098,383	¥ 418,910
Pro forma net loss attributable to Chindata Group Holdings Limited	¥ (141,745)	¥ (202,714)